STATEMENTS OF FINANCIAL CONDITION - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Trading L.P. (the “Master Fund”)	$ 128,076,157	$ 139,012,777
Due from the Master Fund	1,449,036	2,272,143
Total assets	129,525,193	141,284,920
LIABILITIES:
Capital withdrawal payable to Limited Partners	1,049,036	2,272,143
Capital withdrawal payable to General Partner	400,000
Total liabilities	1,449,036	2,272,143
PARTNERS’ CAPITAL:
General Partner	2,667,014	2,803,226
Total limited partners	125,409,143	136,209,551
PARTNERS’ CAPITAL	128,076,157	139,012,777
TOTAL	129,525,193	141,284,920
Millburn Multi-Markets Trading L.P. [Member]
LIABILITIES:
Capital withdrawal payable to Limited Partners	43,226,180	53,597,364
Capital withdrawal payable to General Partner	894,583	622,309
Total liabilities	47,668,740	57,493,261
PARTNERS’ CAPITAL:
PARTNERS’ CAPITAL	400,012,532	554,247,918
TOTAL	447,681,272	611,741,179
NET ASSET VALUE PER UNIT OUTSTANDING:
Investments in U.S. Treasury notes — at fair value (amortized cost $72,157,073 and $91,546,413)	72,137,475	91,539,195
Net unrealized appreciation on open futures and forward currency contracts	1,066,071	20,183,485
Due from brokers, net	16,286,684	22,876,161
Cash denominated in foreign currencies (cost $3,826,015 and $21,945,775)	3,791,592	22,644,281
Total equity in trading accounts	93,281,822	157,243,122
INVESTMENTS IN U.S. TREASURY NOTES — at fair value (amortized cost $321,308,973 and $408,518,267)	321,235,987	408,476,105
CASH AND CASH EQUIVALENTS	30,759,711	42,498,650
ACCRUED INTEREST RECEIVABLE	2,403,652	3,523,202
OTHER ASSETS	100	100
TOTAL	447,681,272	611,741,179
Net unrealized depreciation on open futures and forward currency contracts	2,016,273	125,252
Cash overdrafts denominated in foreign currencies (cost $446,190 and $0)	442,044
Subscriptions received in advance	200,000
Management fee payable	427,786	648,347
Selling commissions payable	183,023	196,027
Accrued expenses	194,076	286,761
Due to brokers, net		1,909,153
Commissions and other trading fees on open futures contracts	84,775	108,048
Series A [Member]
PARTNERS’ CAPITAL:
Limited partners:	$ 105,051,882	$ 108,544,835
NET ASSET VALUE PER UNIT OUTSTANDING:
Net asset value per unit outstanding	$ 1,147.79	$ 1,089.83
Series B [Member]
PARTNERS’ CAPITAL:
Limited partners:	$ 6,954,675	$ 7,431,183
NET ASSET VALUE PER UNIT OUTSTANDING:
Net asset value per unit outstanding	$ 1,395.71	$ 1,299.02
Series C [Member]
PARTNERS’ CAPITAL:
Limited partners:	$ 3,469,370	$ 4,015,189
NET ASSET VALUE PER UNIT OUTSTANDING:
Net asset value per unit outstanding	$ 1,424.03	$ 1,325.38
Series D [Member]
PARTNERS’ CAPITAL:
Limited partners:	$ 9,933,216	$ 16,218,344
NET ASSET VALUE PER UNIT OUTSTANDING:
Net asset value per unit outstanding	$ 1,333.56	$ 1,251.08